Note 3 - Tax Status	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

NOTE 3 - TAX STATUS

The IRS has determined and informed the Company by a letter dated October 20, 2017, that the Plan and related trust are designed in accordance with the applicable sections of the Internal Revenue Code (“IRC”). Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and therefore believe that the Plan is qualified and the related trust is tax-exempt.

GAAP requires the Plan administrator to evaluate tax positions taken by the Plan and recognize a tax liability for any uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by tax authorities; however, there are currently no audits for any tax periods in progress.